Basis of consolidation (Details 1) - Nov. 02, 2017 - Spark Networks, Inc. € / shares in Units, € in Thousands, shares in Thousands, Share in Thousands	EUR (€) Share Exchange_rate € / shares shares	EUR (€) Share Exchange_rate $ / shares shares
Disclosure of detailed information about business combination [line items]
Spark common stock outstanding | shares	34,701	34,701
Multiplied by Adjustment Ratio	€ 0.1
New Spark ADSs to be issued, as converted | Share	3,470	3,470
Spark common stock per share price | $ / shares		$ 0.99
USD to EUR exchange rate | Exchange_rate	0.8587	0.8587
Spark common stock per share price	€ 0.85
Divided by Adjustment Ratio	0.1
Per share fair value of Spark common stock	€ 8.50
Fair value of New Spark ADSs to be issued pursuant to the Business Combination | €	€ 29,499	$ 29,499